SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total consolidated assets	$ 10,260,780	$ 8,704,286	$ 7,888,543
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,710,652	6,386,730	5,765,159
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	173,150	159,927	176,830
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	501,105	573,814	617,847
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,133,680	3,148,657	3,147,322
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,902,717	2,504,332	1,823,160
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	1,064,459	631,377	30,193
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,485,669	$ 1,686,179	$ 2,093,191